Exhibit 99.1

CNH Equipment Trust 2016-A

Asset Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

CNH Industrial Capital America LLC

Citigroup Global Markets Inc.

SG Americas Securities, LLC

Rabo Securities USA, Inc.

2 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CNH Industrial Capital America LLC
6900 Veterans Boulevard
Burr Ridge, Illinois 60527

Citigroup Global Markets Inc.
390 Greenwich Street, 5th Floor
New York, New York 10013

SG Americas Securities, LLC
245 Park Avenue
New York, New York 10167

Rabo Securities USA, Inc.
245 Park Avenue
New York, New York 10167

Re:	CNH Equipment Trust 2016-A
Asset Backed Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CNH Capital Receivables LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate retail installment sale contracts and retail installment loans secured by agricultural or construction equipment (the “Receivables”) relating to the CNH Equipment Trust 2016-A securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, CNH Industrial Capital America LLC (the “Sponsor”), on behalf of the Depositor, provided us with:

a.                                      Electronic data files labeled:

i.                                          “USV_Con.txt” and the corresponding record layout and decode information (the “Preliminary Collateral Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 December 2015 (the “Preliminary Cutoff Date”) on certain fixed rate retail installment sale contracts and retail installment loans secured by agricultural or construction equipment (the “Preliminary Cutoff Date Receivables”),

ii.                                       “USV_Pay.txt” and the corresponding record layout and decode information (the “Preliminary Payment Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of the Preliminary Cutoff Date on the past and future scheduled payments for the Preliminary Cutoff Date Receivables,

iii.                                    “2016-A Pool Cut 12.31.15.xlsx” (the “Preliminary Receivables Schedule”) that the Sponsor, on behalf of the Depositor, indicated contains a list of certain Preliminary Cutoff Date Receivables (the “Preliminary Receivables”) that are expected to be representative of the Receivables,

iv.                                   “16A_Con.txt” and the corresponding layout and decode information (the “Collateral Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 January 2016 (the “Cutoff Date”) on certain fixed rate retail installment sale contracts and retail installment loans secured by agricultural or construction equipment (the “Cutoff Date Receivables”),

v.                                      “16A_Pay.txt” and the corresponding record layout and decode information (the “Payment Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cutoff Date on the past and future scheduled payments for the Cutoff Date Receivables and

vi.                                   “2016-A Pool Cut 01.31.16.xlsx” (the “Receivables Schedule,” together with the Preliminary Collateral Data File, Preliminary Payment Data File, Preliminary Receivables Schedule, Collateral Data File and Payment Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of certain Cutoff Date Receivables that are expected to be the Receivables,

b.                                      Imaged copies of:

i.                                          The fixed rate retail installment sale contract and security agreement or note and security agreement (collectively, the “Contract”),

ii.                                       Certain payment schedule screen shots from the Sponsor’s servicing system (the “Payment Schedule Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated contain certain information relating to the payment schedule that supersedes the corresponding information on the Contract, as applicable,

iii.                                    Certain payment schedule screen shots from the Sponsor’s servicing system (the “Final Payment Schedule Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated contain certain information relating to the scheduled payment due on the maturity date that supersedes the corresponding information on the Contract and/or Payment Schedule Screen Shots, as applicable,

iv.                                   A completed credit application (the “Credit Application”) or credit scoring and decision screen shots from the Sponsor’s servicing system (the “Credit Score System Screen Shots”) and

v.                                      The Uniform Commercial Code filing (the “UCC Filing,” together with the Contract, Payment Schedule Screen Shots, Final Payment Schedule Screen Shots, Credit Application and Credit Score System Screen Shots, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.                                       The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Final Data File (both as defined in Attachment A), which are listed on Exhibit 1 to Attachment A and

d.                                      Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Collateral Data File, Preliminary Payment Data File, Preliminary Cutoff Date Data File (as defined in Attachment A), Preliminary Data File, Collateral Data File, Payment Data File, Data File (as defined in Attachment A) or Final Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Receivables Schedule, Receivables Schedule, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.

Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Cutoff Date Receivables, Preliminary Receivables, Cutoff Date Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Receivables,

iii.                                    Whether the originators of the Receivables complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 February 2016

Attachment A

Procedures performed and our associated findings

1.                                      As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Preliminary Collateral Data File and Preliminary Payment Data File.  The Preliminary Collateral Data File and Preliminary Payment Data File, as combined, is hereinafter referred to as the “Preliminary Cutoff Date Data File.”

2.                                      As instructed by the Sponsor, on behalf of the Depositor, we deleted the Preliminary Cutoff Date Receivables on the Preliminary Cutoff Date Data File that were not included on the Preliminary Receivables Schedule.  The Preliminary Cutoff Date Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.                                      As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 184 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Preliminary Data File.

4.                                      For each Sample Receivable, we performed the following procedures:

a.                                      We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.                                      We observed the existence of a completed Credit Application or the existence of a credit score on the Credit Score System Screen Shots.  We performed no procedures to determine if a credit review was performed or to determine the source of the credit score information contained on the Credit Score System Screen Shots.

c.                                       We observed evidence of a UCC Filing which was made to secure the Sponsor’s interest in the equipment that is subject to the Contract.  We performed no procedures to determine the enforcement or standing of such UCC Filing.

5.                                      As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Collateral Data File and Payment Data File.  The Collateral Data File and Payment Data File, as combined, is hereinafter referred to as the “Data File.”

6.                                      As instructed by the Sponsor, on behalf of the Depositor, we deleted the Cutoff Date Receivables on the Data File that were not included on the Receivables Schedule (the “Removed Cutoff Date Receivables”).  The Data File, as adjusted, is hereinafter referred to as the “Final Data File.”

7.                                      For each fixed rate retail installment sale contract and retail installment loan on the Preliminary Data File and Final Data File, we compared the receivable ID (the “Receivable ID”) on the Preliminary Data File to the corresponding Receivable ID on the Final Data File and noted that:

a.                                      All of the Receivables included on the Final Data File were included on the Preliminary Data File,

b.                                      4,500 of the Preliminary Receivables included on the Preliminary Data File were not included on the Final Data File (the “Removed Preliminary Receivables”) and

c.                                       16 of the Removed Preliminary Receivables were Sample Receivables.

8.                                      For the 168 Sample Receivables that were included on the Final Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A (except for the payment schedule Sample Characteristic), as shown on the Preliminary Data File, to the corresponding information on the Final Data File.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Receivable ID	Contract	i.

Contract APR	Contract

Customer billing state	Contract	ii.

Collateral type (agricultural/construction/other)	Contract

Interest start date	Contract	iii.

Origination date	Contract

Equipment type (new/used)	Contract	iv.

Original principal	Contract	v.

Purchase price	Contract	v.

Payment schedule	(a) Contract, (b) Contract and Payment Schedule Screen Shots or (c) Contract and Final Payment Schedule Screen Shots	vi., vii., viii., ix.

Maturity date	Contract and recalculation	x.

Original term	Contract and recalculation	xi.

Notes:

i.                                          For identification purposes only.

ii.                                       For the purpose of comparing the customer billing state Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the buyer state, as shown on the Contract.

iii.                                    For the purpose of comparing the interest start date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the maturity date, as recalculated in note x. below, as the interest start date for any Sample Receivable that has a contract APR of “0.00%,” as shown on the Contract.

iv.                                   For the purpose of comparing the equipment type (new/used) Sample Characteristic for each Sample Receivable that is secured by more than one piece of equipment, as shown on the Contract, the Sponsor, on behalf of the Depositor, instructed us to use the first piece of equipment listed on the Contract.

Notes:  (continued)

v.                                      For the purpose of comparing the original principal and purchase price Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $100 or less.

vi.                                   For the purpose of comparing the payment schedule Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

a.                                      Only compare payments scheduled after the Preliminary Cutoff Date and

b.                                      Ignore differences of +/- 5% or less (as a percentage of the payment value, as shown on the Contract) for any individual payment.

vii.                                For the purpose of comparing the payment schedule Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 8, 86, 91, 97, 105, 112, 116, 135, 137, 156, 166, 171 and 172), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

viii.                             For the purpose of comparing the payment schedule Sample Characteristic for Sample Receivable numbers 86, 105, 112, 135, 137, 166 and 171, the Sponsor, on behalf of the Depositor, instructed us to use the Payment Schedule Screen Shots as the Source Document for any individual payment for which the payment amount, as shown on the Preliminary Data File, did not equal the corresponding payment amount, as shown on the Contract.

ix.                                   For the purpose of comparing the payment schedule Sample Characteristic for Sample Receivable numbers 8, 91, 97, 116, 156 and 172, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document for each individual payment scheduled prior to the maturity date, as recalculated in note x. below, and to use the Final Payment Schedule Screen Shots as the Source Document for the individual payment that is due on the maturity date, as recalculated in note x. below.

x.                                      For the purpose of comparing the maturity date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date of each Sample Receivable by adding the:

a.                                      Difference in months between the beginning payment date, as shown on the Contract, and final scheduled payment date, as indicated in the payment schedule that is shown on the Contract, to

b.                                      Beginning payment date, as shown on the Contract.

Notes:  (continued)

xi.                                   For the purpose of comparing the original term Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term of each Sample Receivable as the difference in months between the:

a.                                      Maturity date, as recalculated in note x. above, and

b.                                      Origination date, as shown on the Contract.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.